Stockholders' Equity - Capitalization Prior to the Merger (Details) $ / shares in Units, $ in Thousands								1 Months Ended	9 Months Ended		12 Months Ended
	Sep. 26, 2017	Jan. 11, 2016 USD ($) $ / shares shares	Jul. 09, 2015 shares	Feb. 06, 2015 USD ($) $ / shares shares	Jun. 13, 2014 USD ($) $ / shares shares	Jun. 27, 2013 USD ($) $ / shares shares	Dec. 12, 2011 USD ($) $ / shares shares	Oct. 31, 2015 USD ($) $ / shares shares	Sep. 30, 2017 USD ($)	Sep. 30, 2016 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Class of Stock [Line Items]
Proceeds from preferred stock offering | $									$ 0	$ 450	$ 450	$ 19,672
Liquidation preference, percent of aggregate cash contributions									1.5		1.5
Preferred Units
Class of Stock [Line Items]
Number of shares not converted (in shares)			46
Class A Preferred Units
Class of Stock [Line Items]
Issuance of stock, net (in shares)							11,381,611
Price per share (in dollars per share) | $ / shares							$ 2.22
Number of shares converted (in shares)			11,381,611
Class B-1 Preferred Units
Class of Stock [Line Items]
Issuance of stock, net (in shares)							2,451,571
Number of shares converted (in shares)			2,451,571
Price per share in sale of stock (in dollars per share) | $ / shares							$ 2.22
Proceeds received from sale of stock, gross | $							$ 5,432
Accounts receivable as result of sale of stock | $							$ 500
Number of shares related to sale of stock accounts receivable (in shares)							225,677
Stock issuance costs | $							$ 61
Proceeds from preferred stock offering | $							5,371
Class B-2 Preferred Units
Class of Stock [Line Items]
Issuance of stock, net (in shares)						1,403,995
Number of shares converted (in shares)			1,403,995
Price per share in sale of stock (in dollars per share) | $ / shares						$ 2.62
Proceeds received from sale of stock, gross | $						$ 3,676
Stock issuance costs | $						35
Proceeds from preferred stock offering | $						$ 3,641
Class C Preferred Units
Class of Stock [Line Items]
Number of shares converted (in shares)			6,073,280
Shares issued in sale of stock (in shares)				1,541,168	4,532,112
Price per share in sale of stock (in dollars per share) | $ / shares				$ 3.00	$ 3.00
Proceeds received from sale of stock, gross | $				$ 4,624	$ 13,596
Stock issuance costs | $				43	117
Proceeds from preferred stock offering | $				$ 4,581	$ 13,479
Series A Preferred Stock
Class of Stock [Line Items]
Shares issued in conversion of stock (in shares)			11,381,640
Series B-1 Preferred Stock
Class of Stock [Line Items]
Shares issued in conversion of stock (in shares)			2,451,560
Series B-2 Preferred Stock
Class of Stock [Line Items]
Shares issued in conversion of stock (in shares)			1,403,984
Series C Preferred Stock
Class of Stock [Line Items]
Shares issued in conversion of stock (in shares)			6,073,226
Shares issued in sale of stock (in shares)		149,999						5,016,134
Price per share in sale of stock (in dollars per share) | $ / shares		$ 3.00						$ 3.00
Proceeds received from sale of stock, gross | $		$ 450						$ 15,048
Stock issuance costs | $		6						69
Proceeds from preferred stock offering | $		$ 444						$ 14,979
Subsidiary of Common Parent
Class of Stock [Line Items]
Capital contribution at net book value | $							135
Subsidiary of Common Parent | Class A Preferred Units
Class of Stock [Line Items]
Issuance of common stock, net | $							$ 25,217
Exicure OpCo Common and Preferred, Excluding Series C Preferred
Class of Stock [Line Items]
Conversion ratio	0.49649
Series C Preferred Stock Converted into Common Stock
Class of Stock [Line Items]
Conversion ratio	0.7666652
Conversion of Common Unit of AuraSense Therapeutics, LLC Into One Share of Common Stock of Exicure OpCo
Class of Stock [Line Items]
Conversion ratio			1
Conversion of Class A Unit of AuraSense Therapeutics, LLC Into One Share of Series A Preferred Stock of Exicure OpCo
Class of Stock [Line Items]
Conversion ratio			1
Conversion of Class B-1 Unit of AuraSense Therapeutics, LLC Into One Share of Series B-1 Preferred Stock of Exicure OpCo
Class of Stock [Line Items]
Conversion ratio			1
Conversion of Class B-2 Unit of AuraSense Therapeutics, LLC Into One Share of Series B-2 Preferred Stock of Exicure OpCo
Class of Stock [Line Items]
Conversion ratio			1
Conversion of Class C Unit of AuraSense Therapeutics, LLC Into One Share of Series C Preferred Stock of Exicure OpCo
Class of Stock [Line Items]
Conversion ratio			1
Conversion of Options to Purchase Common Units of AuraSense Therapeutics, LLC Into Options to Purchase Common Stock of Exicure OpCo
Class of Stock [Line Items]
Option conversion ratio			1
Scenario, Previously Reported | Preferred Units
Class of Stock [Line Items]
Number of shares not converted (in shares)			17
Scenario, Previously Reported | Class A Preferred Units
Class of Stock [Line Items]
Issuance of stock, net (in shares)							22,924,210
Price per share (in dollars per share) | $ / shares							$ 1.10
Number of shares converted (in shares)			22,924,210
Scenario, Previously Reported | Class B-1 Preferred Units
Class of Stock [Line Items]
Issuance of stock, net (in shares)							4,937,818
Number of shares converted (in shares)			4,937,818
Price per share in sale of stock (in dollars per share) | $ / shares							$ 1.10
Number of shares related to sale of stock accounts receivable (in shares)							454,545
Scenario, Previously Reported | Class B-2 Preferred Units
Class of Stock [Line Items]
Issuance of stock, net (in shares)						2,827,848
Number of shares converted (in shares)			2,827,848
Price per share in sale of stock (in dollars per share) | $ / shares						$ 1.30
Scenario, Previously Reported | Class C Preferred Units
Class of Stock [Line Items]
Number of shares converted (in shares)			7,921,669
Shares issued in sale of stock (in shares)				2,010,219	5,911,450
Price per share in sale of stock (in dollars per share) | $ / shares				$ 2.30	$ 2.30
Scenario, Previously Reported | Series A Preferred Stock
Class of Stock [Line Items]
Shares issued in conversion of stock (in shares)			22,924,209
Scenario, Previously Reported | Series B-1 Preferred Stock
Class of Stock [Line Items]
Shares issued in conversion of stock (in shares)			4,937,813
Scenario, Previously Reported | Series B-2 Preferred Stock
Class of Stock [Line Items]
Shares issued in conversion of stock (in shares)			2,827,844
Scenario, Previously Reported | Series C Preferred Stock
Class of Stock [Line Items]
Shares issued in conversion of stock (in shares)			7,921,662
Shares issued in sale of stock (in shares)		195,651						6,542,783
Price per share in sale of stock (in dollars per share) | $ / shares		$ 2.30						$ 2.30